CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 463,389	$ 737,986
Prepaid expenses	509,250	1,121,860
Total current assets	972,639	1,859,846
Investments held in Trust Account	276,005,944	275,012,561
Total Assets	276,978,583	276,872,407
Current liabilities:
Accounts payable	235,107	87,097
Accrued expenses	232,529	212,704
Total current liabilities	467,636	299,801
Deferred underwriting commissions	9,625,000	9,625,000
Total liabilities	10,092,636	9,924,801
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,500,000 at redemption value of approximately $10.033 and $10.000 per share	275,905,944
Shareholders' Deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(9,020,776)	(8,053,173)
Total shareholders' deficit	(9,019,997)	(8,052,394)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	276,978,583	276,872,407
Class A ordinary shares
Shareholders' Deficit:
Common stock	91	91
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,500,000 at redemption value of approximately $10.033 and $10.000 per share	275,905,944	275,000,000
Class B ordinary shares
Shareholders' Deficit:
Common stock	$ 688	$ 688